S000071943 [Member] Average Annual Total Returns	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	11.39%
Performance Inception Date		Aug. 04, 2021
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	13.33%
Performance Inception Date		Aug. 04, 2021
Nuveen Winslow Large-Cap Growth ESG ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.06%	9.96%
Performance Inception Date		Aug. 04, 2021
Nuveen Winslow Large-Cap Growth ESG ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.06%	9.96%
Performance Inception Date		Aug. 04, 2021
Nuveen Winslow Large-Cap Growth ESG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	7.86%
Performance Inception Date		Aug. 04, 2021